Document And Entity Information	Sep. 01, 2023
Document Information [Line Items]
Entity, Registrant Name	Perspective Therapeutics, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 01, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33407
Entity, Tax Identification Number	41-1458152
Entity, Address, Address Line One	2401 Elliott Avenue, Suite 320
Entity, Address, City or Town	Seattle
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98121
City Area Code	509
Local Phone Number	375-1202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CATX
Security Exchange Name	NYSEAMER
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000728387